Long-Term Debt - Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal	$ 3,122,901	$ 3,237,703
Less debt issuance costs and other	(45,348)	(54,809)
Total debt	3,077,553	3,182,894
Less current portion	(731,326)	(586,892)
Long-term portion	2,346,227	2,596,002
U.S. Dollar-denominated Revolving Credit Facilities due through 2019
Debt Instrument [Line Items]
Total principal	222,414	291,764
Bonds | Norwegian Kroner Bonds due through 2019
Debt Instrument [Line Items]
Total principal	278,803	256,927
Bonds | U.S. Dollar Non-Public Bonds due through 2024
Debt Instrument [Line Items]
Total principal	162,659	166,680
Bonds | U.S. Dollar Bonds due through 2019
Debt Instrument [Line Items]
Total principal	300,000	300,000
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Total principal	88,810	112,406
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Total principal	$ 2,070,215	$ 2,109,926